UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22021
The Gabelli Healthcare & WellnessRx Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Healthcare & WellnessRx Trust
First Quarter Report — March 31, 2010

Mario J. Gabelli, CFA	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
To Our Shareholders,
     The Gabelli Healthcare & WellnessRx Trust’s (the “Fund”) net asset value (“NAV”) total return was 5.2% for the first quarter of 2010, compared with increases of 5.4%, 3.4%, and 5.8% for the Standard & Poor’s (“S&P”) 500 Index, the S&P 500 Health Care Index, and the S&P 500 Consumer Staples Index, respectively. The total return of the Fund’s publicly traded shares was 4.5% during the first quarter.
     Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results
Average Annual Returns through March 31, 2010 (a) (Unaudited)

				Since
				Inception
	Quarter	1 Year	2 Year	(06/28/07)
Gabelli Healthcare & WellnessRx Trust
NAV Total Return (b)	5.15%	39.97%	4.11%	1.25%
Investment Total Return (c)	4.48	51.84	3.04	(4.13)
S&P 500 Index	5.39	49.73	(3.70)	(6.67	)(d)
S&P 500 Health Care Index	3.40	34.53	3.91	(1.43)
S&P 500 Consumer Staples Index	5.82	35.90	2.53	4.14

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Health Care Index is an unmanaged indicator of health care equipment and services, pharmaceuticals, biotechnology and life sciences stock performance. The S&P 500 Consumer Staples Index is an unmanaged indicator of food and staples retailing, food, beverage and tobacco, and household and personal products stock performance.

Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $8.00.

(d)	From June 30, 2007, the date closest to the Fund’s inception for which data is available.
We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 94.0%
	Beverages — 6.4%
45,000	Dr. Pepper Snapple Group Inc.	$1,582,650
12,000	Hansen Natural Corp.†	520,560
46,000	ITO EN Ltd.	711,969
15,000	Morinaga Milk Industry Co. Ltd.	59,044
60,000	Parmalat SpA	164,307
5,846	PepsiCo Inc.	386,771
15,000	The Coca-Cola Co.	825,000
250,000	Vitasoy International Holdings Ltd.	196,735

		4,447,036

	Biotechnology — 2.8%
11,500	Biogen Idec Inc.†	659,640
7,000	Cephalon Inc.†	474,460
12,000	Crucell NV, ADR†	244,800
12,000	Gilead Sciences Inc.†	545,760
452,000	Neose Technologies Inc.†	2,260

		1,926,920

	Chemicals — 0.8%
12,000	International Flavors & Fragrances Inc.	572,040

	Consumer Services and Supplies — 0.7%
18,000	Weight Watchers International Inc.	459,540

	Food — 31.1%
40,000	Campbell Soup Co.	1,414,000
24,000	Danone	1,445,744
85,000	Dean Foods Co.†	1,333,650
50,000	Del Monte Foods Co.	730,000
18,000	Diamond Foods Inc.	756,720
20,000	Dole Food Co. Inc.†	237,000
25,000	Flowers Foods Inc.	618,500
20,000	General Mills Inc.	1,415,800
18,000	H.J. Heinz Co.	820,980
17,000	Kellogg Co.	908,310
16,000	Kerry Group plc, Cl. A	496,178
100,000	Kikkoman Corp.	1,170,179
35,032	Kraft Foods Inc., Cl. A	1,059,368
49,600	Lifeway Foods Inc.†	588,752
13,000	MEIJI Holdings Co. Ltd.	504,760
37,000	Nestlé SA	1,894,916
6,000	Rock Field Co. Ltd.	87,603
60,000	Sara Lee Corp.	835,800
140,000	Smart Balance Inc.†	907,200
62,000	The Hain Celestial Group Inc.†	1,075,700
15,000	The J.M. Smucker Co.	903,900

		Market
Shares		Value

130,000	Tingyi (Cayman Islands) Holding Corp.	$307,409
44,000	Wimm-Bill-Dann Foods OJSC, ADR	986,480
38,000	YAKULT HONSHA Co. Ltd.	1,025,093

		21,524,042

	Food and Staples Retailing — 9.1%
48,000	CVS Caremark Corp.	1,754,880
15,000	Ingles Markets Inc., Cl. A	225,450
30,000	Safeway Inc.	745,800
40,000	SUPERVALU Inc.	667,200
20,000	The Great Atlantic & Pacific Tea Co. Inc.†	153,400
10,000	The Kroger Co.	216,600
1,000	Village Super Market Inc., Cl. A	28,030
10,000	Wal-Mart Stores Inc.	556,000
29,000	Walgreen Co.	1,075,610
23,000	Whole Foods Market Inc.†	831,450

		6,254,420

	Health Care Equipment and Supplies — 18.2%
12,000	Baxter International Inc.	698,400
8,000	Becton, Dickinson and Co.	629,840
45,000	Boston Scientific Corp.†	324,900
2,000	CareFusion Corp.†	52,860
18,000	Covidien plc	905,040
30,000	Cutera Inc.†	311,100
30,000	Greatbatch Inc.†	635,700
9,400	Henry Schein Inc.†	553,660
15,000	Hologic Inc.†	278,100
19,000	Inverness Medical Innovations Inc.†	740,050
4,000	IRIS International Inc.†	40,840
14,000	Kinetic Concepts Inc.†	669,340
5,000	Medical Action Industries Inc.†	61,350
256,900	Medical Nutrition USA Inc.†	565,180
12,000	Medtronic Inc.	540,360
10,000	Micrus Endovascular Corp.†	197,200
15,000	Millipore Corp.†	1,584,000
550,000	Northstar Neuroscience Inc.	19,250
19,000	Orthofix International NV†	691,220
5,800	Rochester Medical Corp.†	74,356
23,000	St. Jude Medical Inc.†	944,150
4,000	Stryker Corp.	228,880
12,500	Thermo Fisher Scientific Inc.†	643,000
82,000	Vascular Solutions Inc.†	737,180
8,000	Zimmer Holdings Inc.†	473,600

		12,599,556

See accompanying notes to schedule of investments.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Health Care Providers and Services — 12.4%
14,000	Aetna Inc.	$491,540
15,000	Amedisys Inc.†	828,300
18,000	AmerisourceBergen Corp.	520,560
6,000	Chemed Corp.	326,280
16,000	CIGNA Corp.	585,280
100,000	Continucare Corp.†	370,000
6,000	Express Scripts Inc.†	610,560
38,000	Genoptix Inc.†	1,348,620
25,000	Healthways Inc.†	401,750
7,000	McKesson Corp.	460,040
6,000	Medco Health Solutions Inc.†	387,360
25,000	Omnicare Inc.	707,250
13,500	Owens & Minor Inc.	626,265
14,000	PSS World Medical Inc.†	329,140
17,000	UnitedHealth Group Inc.	555,390

		8,548,335

	Pharmaceuticals — 12.5%
17,000	Abbott Laboratories	895,560
10,000	Bristol-Myers Squibb Co.	267,000
21,000	Inspire Pharmaceuticals Inc.†	131,040
35,000	Johnson & Johnson	2,282,000
10,000	King Pharmaceuticals Inc.†	117,600
20,000	Mead Johnson Nutrition Co.	1,040,600
20,000	Merck & Co. Inc.	747,000
40,000	Mylan Inc.†	908,400
45,000	Pain Therapeutics Inc.†	282,150
24,625	Pfizer Inc.	422,319
15,000	Teva Pharmaceutical Industries Ltd., ADR	946,200
14,000	Watson Pharmaceuticals Inc.†	584,780

		8,624,649

	TOTAL COMMON STOCKS	64,956,538

	WARRANTS — 0.0%
	Health Care Equipment and Supplies — 0.0%
80,907	Radient Pharmaceutical Corp., expire 03/05/11† (a)	2,064

Principal		Market
Amount		Value
	U.S. GOVERNMENT OBLIGATIONS — 6.0%
	U.S. Treasury Bills — 3.0%
$2,104,000	U.S. Treasury Bills, 0.086% to 0.132%††, 04/22/10 to 05/20/10	$2,103,777

	U.S. Treasury Cash Management Bills — 3.0%
2,075,000	U.S. Treasury Cash Management Bills, 0.107% to 0.132%††, 06/17/10 to 07/15/10	2,074,386

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,178,163

TOTAL INVESTMENTS — 100.0%
(Cost $62,815,525)		$69,136,765

	Aggregate book cost	$62,815,525

	Gross unrealized appreciation	$8,983,099
	Gross unrealized depreciation	(2,661,859)

	Net unrealized appreciation/depreciation	$6,321,240

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of the fair valued security amounted to $2,064 or 0.00% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	82.9%	$57,299,087
Europe	10.2	7,083,666
Japan	5.2	3,558,648
Latin America	1.0	691,220
Asia/Pacific	0.7	504,144

Total Investments	100.0%	$69,136,765

See accompanying notes to schedule of investments.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$64,956,538
Level 2 — Other Significant Observable Inputs*	4,180,227

Total	$69,136,765

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations and Warrants. Please refer to the SOI for the industry classifications of these portfolio holdings.
     There were no Level 3 investments held at March 31, 2010 or December 31, 2009.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
     In the case of call options, these exercise prices are referred to as “in-the-money”, “at-the-money”, and “out-of-the-money”, respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the quarter ended March 31, 2010, the Fund had no investments in options.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $3,501,073 which are available to reduce future required distributions of net capital gains to shareholders. $1,540,875 is available through 2016; and $1,960,198 is available through 2017.

TRUSTEES AND OFFICERS
THE GABELLI HEALTHCARE & WELLNESSRx TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.

Dr. Thomas E. Bratter
President & Founder, John Dewey Academy

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Robert C. Kolodny, MD
Physician, Principal of KBS Management LLC

Anthonie C. van Ekris
Chairman, BALMAC International, Inc.

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert
Acting President & Acting Treasurer
Carter W. Austin
Vice President
Peter D. Goldstein
Chief Compliance Officer & Acting Secretary
Agnes Mullady*
President & Treasurer
David I. Schachter
Vice President
Adam E. Tokar
Assistant Vice President & Ombudsman

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Willkie Farr & Gallagher LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing
Common
NYSE-Symbol:	GRX
Shares Outstanding:	8,474,459

*	Agnes Mullady is on a leave of absence for a limited period of time.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Healthcare & WellnessRx Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer & Principal
Financial Officer

Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.